INVESTMENTS (Details 5)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Home Inns CNY	Dec. 31, 2012 Home Inns CNY
Investment cost
Balance at beginning of year					570,709,828	576,296,429
Foreign currency translation					(16,083,543)	(5,586,601)
Total investment cost					554,626,285	570,709,828
Value booked under equity method
Share of cumulative profit	9,176,879	55,554,072	34,343,000	57,525,830	265,745,783	206,428,719
Amortization of identifiable intangible assets, net of tax		(7,363,364)	(7,736,767)	(8,445,950)	(18,821,200)	(14,714,745)
Total booked value under equity method					246,924,583	191,713,974
Net book value					801,550,868	762,423,802